Stockholders' Equity - Members' Units (Details) - Members' units		3 Months Ended	11 Months Ended	12 Months Ended	21 Months Ended
	Apr. 01, 2021 shares	Mar. 31, 2023 shares	Nov. 29, 2021 shares	Dec. 31, 2022 USD ($) Vote	Dec. 31, 2022 USD ($) Vote
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued		5,100,085
Non-Cash Stock Compensation Expense | $					$ 924,438
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share units authorized	274,314
Class A | Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Member shares, number of votes per unit | Vote				1	1
Number of units issued			5,073,056
Gross proceeds from units issued | $				$ 5,073,056
Board members | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	134,229
Independent contractor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash compensation, percentage	50.00%
Independent contractor | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	140,085
Equity compensation, percentage	50.00%